STOCKHOLDERS EQUITY (DEFICIT) (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Jun. 02, 2025	Dec. 30, 2025	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 20, 2025	May 14, 2025
Preferred stock, shares authorized							225,000,000
Net proceeds from issuance of preferred stock				$ 403,000	$ 0
Warrants issued during period				2,100,000	2,000,000
Grant date fair value of warrants				$ 1,337,834	$ 0
Warrants exercised				150,000
Cash proceeds from exercise				$ 20,000
Exercise price per share				$ 0.20
Unrecognized compensation cost				$ 5,081,187
Fair value of share granted during period				0	0
Stock based compensation expense				423,215	$ 0
Recognized stock-based compensation				93,000
Preferred stock, Par Value							$ 0.0001
Common stock, shares authorized							325,000,000
Common stock, Par Value							$ 0.0001
Authorized capital							600,000,000
Warrants [Member]
Purchase shares of common stock	1,600,000
Deferred offering cost				$ 990,614
Warrants tranches 1 [Member]
Purchase shares of common stock	400,000
Exercise price	$ 0.70
Warrants tranches 2 [Member]
Purchase shares of common stock	400,000
Exercise price	$ 1.00
Warrants tranches 3 [Member]
Purchase shares of common stock	400,000
Exercise price	$ 1.30
Warrants tranches 4 [Member]
Purchase shares of common stock	400,000
Exercise price	$ 1.60
Equity Purchase Agreement [Member]
Number of shares to be issued as fee			598,404
Equity line of credit agreement, maximum commitment amount			$ 15,000,000
Commitment fee amount			450,000
Advance shares purchased		$ 500,000	$ 15,000,000
January 30, 2026 [Member]
Preferred stock, shares designated				25,000,000
Preferred stock, Par Value				$ 0.0001
Preferred stock, shares issued				892,441	0
Preferred stock, shares outstanding				892,441	0
November And December 2025 [Member]
Net proceeds from issuance of preferred stock				$ 280,000
Preferred stock sale price per share				$ 0.43
Preferred stock, shares issued				651,163
Series C Preferred Shares [Member]
Preferred stock, shares authorized				329,288	329,288
Preferred stock, Par Value				$ 0.0001	$ 0.0001
Preferred stock, shares issued				329,288	0
Preferred stock, shares outstanding				329,288	0
Preferred stock, designation designated				329,289
Series D Preferred Shares [Member]
Preferred stock, shares authorized				115,502	115,502
Preferred stock, Par Value				$ 0.0001	$ 0.0001
Preferred stock, shares issued				115,502	0
Preferred stock, shares outstanding				115,502	0
Common Class B [Member]
Common stock, shares authorized							50,000,000
Common stock, Par Value							$ 0.0001
Series D1 Preferred Shares [Member] | October And November 2025 [Member]
Net proceeds from issuance of preferred stock				$ 123,000
Preferred stock sale price per share				$ 0.51
Preferred stock, shares issued				241,176
Series A Preferred Stock [Member]
Preferred stock, shares authorized				25,000,000
Preferred stock, Par Value				$ 0.015		$ 0.0001
Preferred stock, shares issued				24,560,000	0
Preferred stock, shares outstanding				24,560,000	0
Conversion of stock, type of stock converted				holders converted 245,000 shares of Series A Preferred Stock into 735,000 shares of Common Stock
Series B, Preferred Stock
Preferred stock, shares authorized				100
Preferred stock, Par Value				$ 1.00
Preferred stock, shares issued				4	0
Preferred stock, shares outstanding				4	0
Series B Convertible Preferred Stock [Member]
Preferred stock, Par Value						0.0001
Series C Convertible Preferred Stock [Member]
Preferred stock, Par Value						0.0001
Series D Convertible Preferred Stock [Member]
Preferred stock, Par Value						$ 0.0001